Financial Risk Management - Summary of Credit Risk Regional Concentration due Financial Institutions and Securities Excluding Equity Securities Derivative (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 196,018,330	₩ 182,107,787
Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	196,025,468	182,114,000
Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(7,138)	(6,213)
Due from financial institutions measured at amortized cost
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	28,362,387	22,720,091
Due from financial institutions measured at amortized cost | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	21,050,655	16,535,242
Due from financial institutions measured at amortized cost | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,875,748	2,030,331
Due from financial institutions measured at amortized cost | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	4,435,984	4,154,518
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 28,365,356	₩ 22,723,354
%	100.00%	100.00%
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 21,051,229	₩ 16,535,849
%	74.21%	72.78%
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member] | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,875,884	₩ 2,030,614
%	10.14%	8.94%
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member] | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 4,438,243	₩ 4,156,891
%	15.65%	18.28%
Due from financial institutions measured at amortized cost | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (2,969)	₩ (3,263)
Due from financial institutions measured at amortized cost | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(574)	(607)
Due from financial institutions measured at amortized cost | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(136)	(283)
Due from financial institutions measured at amortized cost | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(2,259)	(2,373)
Due from financial institutions measured at fair value through profit or loss
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	200,742	100,094
Due from financial institutions measured at fair value through profit or loss | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	200,742	100,094
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 200,742	₩ 100,094
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 200,742	₩ 100,094
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due from financial institutions measured at fair value through profit or loss | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	63,002,692	58,415,100
Securities measured at fair value through profit or loss | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	56,920,225	53,991,978
Securities measured at fair value through profit or loss | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,334,888	2,370,538
Securities measured at fair value through profit or loss | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,747,579	2,052,584
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 63,002,692	₩ 58,415,100
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 56,920,225	₩ 53,991,978
%	90.35%	92.43%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,334,888	₩ 2,370,538
%	5.29%	4.06%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,747,579	₩ 2,052,584
%	4.36%	3.51%
Securities measured at fair value through profit or loss | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,721,370	5,545,385
Derivative financial assets | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,639,657	2,885,214
Derivative financial assets | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	753,896	706,866
Derivative financial assets | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	370,787
Derivative financial assets | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	117,964
Derivative financial assets | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	96,438
Derivative financial assets | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	742,628	1,953,305
Derivative financial assets | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,721,370	₩ 5,545,385
%	100.00%	100.00%
Derivative financial assets | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,639,657	₩ 2,885,214
%	44.06%	52.03%
Derivative financial assets | Gross Carrying Amount [Member] | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 753,896	₩ 706,866
%	20.26%	12.75%
Derivative financial assets | Gross Carrying Amount [Member] | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 370,787
%	9.96%
Derivative financial assets | Gross Carrying Amount [Member] | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 117,964
%	3.17%
Derivative financial assets | Gross Carrying Amount [Member] | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 96,438
%	2.59%
Derivative financial assets | Gross Carrying Amount [Member] | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 742,628	₩ 1,953,305
%	19.96%	35.22%
Derivative financial assets | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivative financial assets | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Derivative financial assets | Allowances | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Derivative financial assets | Allowances | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Derivative financial assets | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	56,259,511	58,456,889
Securities measured at fair value through other comprehensive income | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	51,484,332	54,786,461
Securities measured at fair value through other comprehensive income | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,417,898	942,151
Securities measured at fair value through other comprehensive income | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,357,281	2,728,277
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 56,259,511	₩ 58,456,889
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 51,484,332	₩ 54,786,461
%	91.51%	93.72%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,417,898	₩ 942,151
%	2.52%	1.61%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,357,281	₩ 2,728,277
%	5.97%	4.67%
Securities measured at fair value through other comprehensive income | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	44,471,628	36,870,228
Securities measured at amortized cost | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	41,908,971	34,543,589
Securities measured at amortized cost | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,187,961	1,049,146
Securities measured at amortized cost | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,374,696	1,277,493
Securities measured at amortized cost | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 44,475,797	₩ 36,873,178
%	100.00%	100.00%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 41,912,154	₩ 34,545,872
%	94.24%	93.69%
Securities measured at amortized cost | Gross Carrying Amount [Member] | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,188,427	₩ 1,049,387
%	2.67%	2.85%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,375,216	₩ 1,277,919
%	3.09%	3.46%
Securities measured at amortized cost | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (4,169)	₩ (2,950)
Securities measured at amortized cost | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(3,183)	(2,283)
Securities measured at amortized cost | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(466)	(241)
Securities measured at amortized cost | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (520)	₩ (426)